Federated Hermes Municipal Obligations Fund Expense Example - Cash Series Shares [Member] - Federated Hermes Municipal Obligations Fund - CS	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	$ 1,500